PRE-OPENING EXPENSES	12 Months Ended
Dec. 31, 2017
PRE-OPENING EXPENSES
PRE-OPENING EXPENSES

14.PRE-OPENING EXPENSES

The Group expenses all costs incurred in connection with start-up activities, including pre-operating costs associated with new hotel facilities and costs incurred with the formation of the subsidiaries, such as organization costs. Pre-opening expenses primarily include rental expenses and employee costs incurred during the hotel pre-opening period.

	Years Ended December 31,
	2015	2016	2017
Rents	95,977	67,277	191,502
Personnel costs	5,903	1,560	6,221
Others	8,131	3,010	8,731

Total	110,011	71,847	206,454